Consolidated Statements of Cash Flow - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit (loss) for the year	₪ (72,793)	₪ (63,533)	₪ 43,749
Taxes paid	(12,887)	(7,611)	(7,971)
Adjustments required to present cash flows from operating activities (A)	18,754	17,513	15,489
Net cash provided by (used in) operating activities	(66,926)	(53,631)	51,267
Cash flows from investing activities
Purchase of property, plant and equipment	(4,376)	(2,619)	(19,742)
Loans granted (Note 12B)	(928)	(5,159)	(95,226)
Increase in restricted cash	(465)	(60)
Decrease in restricted cash	9,053	4,650	7,404
Payment of deferred consideration for acquisitions			(9,876)
Acquisition of subsidiaries, net of cash acquired (Note 8)	1,108		1,560
Grant of loan measured at fair value through profit or loss (Note 8)			(20,000)
Settlement of obligation to issue shares			(449)
Deconsolidation of subsidiaries, net of cash (Note 8)	(253)
brand acquisition	(450)
Repayment of loans granted	14,000	11,291
Proceeds from sales of property, plant and equipment		25
Interest received		845
Payments of contingent consideration		(4,200)	(6,168)
Net cash provided by (used in) investing activities	17,689	4,773	(142,497)
Cash flows from financing activities
Advances with respect to obligation to issue shares and warrants (Note 18J)	34,000
Lease payments	(5,460)	(4,713)	(3,883)
Receipt of loans from banks	188,441	62,726	263,474
Repayment of loans from banks	(175,238)	(119,919)	(120,521)
Dividend distribution to non-controlling interests	(98)
Repayment of loan from related party		(76)	(1,340)
Interest paid	(15,190)	(20,907)	(17,284)
Net cash provided by (used in) financing activities	26,455	(82,889)	120,446
Increase (decrease) in cash and cash equivalents	(22,782)	(131,747)	29,216
Exchange differences in respect of balances of cash and cash equivalents	(39)	297	7,156
Balance of cash and cash equivalents at beginning of year	101,139	232,589	196,217
Balance of cash and cash equivalents at end of year	78,318	101,139	232,589
Adjustments to items in the Consolidated Statements of Profit or Loss and Other Comprehensive Income:
Gain from deconsolidation of subsidiaries	(1,326)	4,589
Impairment losses on goodwill		63,101
Changes in loan measured at fair value through profit or loss		2,330
Depreciation	15,371	13,166	11,699
Share-based payment (Note 18L)	2,281	2,592	8,907
Changes in the fair value of financial assets through profit or loss, net	(371)	661	172
Finance expenses, net	20,115	19,718	6,785
Remeasurement of contingent consideration		1,067	(9,567)
Tax expense	(14,530)	2,248	93
Loss on sale of property, plant and equipment	394	412
Changes in loan from non-controlling interest		(1,014)
Gain in respect of acquisition of a subsidiary	(202)
Change in liabilities in respect of employee benefits, net	132	(184)	418
Change in consideration payable in shares	6,082
Total Adjustments of comprehensive income	27,946	108,686	18,507
Changes in assets and liabilities items:
Increase in trade receivables	8,427	(23,492)	(18,286)
Decrease (increase) in other receivables	4,837	(64,918)	35,035
Increase (decrease) in inventory	(13,237)	34,664	(75,189)
Increase (decrease) in biological assets	(4,201)	5,543	(799)
Increase (decrease) in trade payables	(8,900)	(47,627)	57,033
Increase (decrease) in other payables	3,882	4,657	(812)
Total of changes in assets and liabilities	(9,192)	(91,173)	(3,018)
Total Adjustments to reconcile profit (loss)	18,754	17,513	15,489
B) Material non-cash activities
Acquisition of subsidiary, net of cash against share issuance (Note 8)	(8,098)
Deconsolidation of subsidiaries, net of cash (Note 8)	1,020
Purchase of property, plant and equipment	5,970	7,364
Additions to right-of-use assets	6,733	2,976
De-recognition of non-controlling interests (Note 16(3))		13,561
Aggregate cash flows derived for result of acquisitions
Trade and other receivables	3,325	(1,936)
Inventory and biological assets	2,622	(2,631)
Property, plant, equipment and right-of-use asset	10,199	(1,934)
Trade and other payables	(13,585)	7,907
Short-term loan	198	4,286
Short-term loan to related parties		(2,598)
Goodwill	7,939	(15,882)
Issuance of shares	(8,098)
Non-controlling interests		(142)
Contingent consideration		10,185
Deferred consideration		4,352
Lease liability	(3,506)
Financial assets measured at fair value through profit or loss	(202)	(47)
Total acquisition of subsidiary, net of cash	(1,108)	₪ 1,560
Aggregate cash flows derived for result of disposal of subsidiaries
Trade and other receivables	(4,468)
Inventory and biological assets	(1,351)
Property, plant, equipment and right-of-use asset	(3,601)
Trade and other payables	4,638
Short-term loan	1,020
Goodwill	(4,548)
Issuance of shares	1,020
Payables due to Deferred consideration due to acquisitions	4,080
Non-controlling interests	1,941
Contingent consideration	120
lost due to loss of control	(1,326)
Total disposal of subsidiary, net of cash	₪ (2,475)